Primary and secondary segments reporting - Schedule of condensed balance sheets and condensed income statements by secondary segments (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance sheet (condensed)
Financial assets		€ 300,026.0	€ 283,497.0	€ 243,203.0
Underlying income statement (condensed)
Net interest income		42,348.0	43,787.0	40,650.0
Net fee income		12,976.0	12,376.0	11,495.0
Gains (losses) on financial transactions		2,362.0	2,211.0	2,565.0
Other operating income		984.0	6.0	(459.0)
Total income		58,670.0	58,380.0	54,251.0
Administrative expenses, depreciation and amortisation		(24,711.0)	(25,149.0)	(24,632.0)
Net operating income		33,959.0	33,231.0	29,619.0
Net loan-loss provisions		(12,596.0)	(12,183.0)	(12,260.0)
Other gains (losses) and provisions		(2,682.0)	(3,701.0)	(2,354.0)
Operating profit/(loss) before tax	€ 6,193.0	18,681.0	17,347.0	15,005.0
Tax on profit	€ (635.0)	(4,723.0)	(4,844.0)	(3,880.0)
Profit/(loss) from continuing operations		13,958.0	12,503.0	11,125.0
Net profit from discontinued operations		1,542.0	1,241.0	1,058.0
Profit/(loss) for the year		15,500.0	13,744.0	12,183.0
Non-controlling interests		(1,399.0)	(1,170.0)	(1,107.0)
Attributable profit to the parent		14,101.0	12,574.0	11,076.0
Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		1,024,191.0	1,016,546.0	1,014,951.0
Customers funds
Balance sheet (condensed)
Financial liabilities		1,262,315.0	1,211,342.0	1,176,874.0
Customers
Balance sheet (condensed)
Financial liabilities		998,425.0	977,620.0	968,346.0
Investment funds
Balance sheet (condensed)
Memorandum items		263,889.0	233,722.0	208,528.0
Customer deposits
Balance sheet (condensed)
Financial liabilities		1,095,827.0	1,055,936.0	1,047,169.0
Loans and advances to customers
Balance sheet (condensed)
Financial assets		1,076,315.0	1,054,069.0	1,036,349.0
Underlying results
Underlying income statement (condensed)
Net interest income		45,354.0	46,668.0	43,261.0
Net fee income		13,661.0	13,010.0	12,057.0
Gains (losses) on financial transactions		2,436.0	2,273.0	2,633.0
Other operating income		940.0	261.0	(304.0)
Total income		62,390.0	62,211.0	57,647.0
Administrative expenses, depreciation and amortisation		(25,725.0)	(26,034.0)	(25,425.0)
Net operating income		36,665.0	36,177.0	32,222.0
Net loan-loss provisions		(12,411.0)	(12,333.0)	(12,458.0)
Other gains (losses) and provisions		(3,387.0)	(4,816.0)	(3,066.0)
Operating profit/(loss) before tax		20,867.0	19,027.0	16,698.0
Tax on profit		(5,341.0)	(5,284.0)	(4,489.0)
Profit/(loss) from continuing operations		15,526.0	13,744.0	12,209.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		15,526.0	13,744.0	12,209.0
Non-controlling interests		(1,425.0)	(1,169.0)	(1,133.0)
Attributable profit to the parent		14,101.0	12,574.0	11,076.0
Provision (release) of provision corresponding to results from commitments and contingent risks		47.0	41.0	(24.0)
Spain | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		237,385.0	225,759.0	229,803.0
Spain | Customers funds
Balance sheet (condensed)
Financial liabilities		429,464.0	399,998.0	386,810.0
Spain | Customers
Balance sheet (condensed)
Financial liabilities		322,070.0	306,389.0	308,745.0
Spain | Investment funds
Balance sheet (condensed)
Memorandum items		107,394.0	93,609.0	78,065.0
Spain | Customer deposits
Balance sheet (condensed)
Financial liabilities		354,943.0	323,425.0	324,099.0
Spain | Loans and advances to customers
Balance sheet (condensed)
Financial assets		264,950.0	246,897.0	239,214.0
Spain | Underlying results
Underlying income statement (condensed)
Net interest income		7,305.0	7,256.0	6,641.0
Net fee income		3,022.0	2,867.0	2,699.0
Gains (losses) on financial transactions		841.0	1,100.0	688.0
Other operating income		822.0	751.0	104.0
Total income		11,990.0	11,974.0	10,132.0
Administrative expenses, depreciation and amortisation		(4,284.0)	(4,271.0)	(4,227.0)
Net operating income		7,706.0	7,703.0	5,905.0
Net loan-loss provisions		(1,142.0)	(1,259.0)	(1,522.0)
Other gains (losses) and provisions		(482.0)	(1,003.0)	(984.0)
Operating profit/(loss) before tax		6,083.0	5,440.0	3,399.0
Tax on profit		(1,811.0)	(1,678.0)	(1,029.0)
Profit/(loss) from continuing operations		4,272.0	3,763.0	2,371.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		4,272.0	3,763.0	2,371.0
Non-controlling interests		0.0	0.0	0.0
Attributable profit to the parent		4,272.0	3,762.0	2,371.0
United Kingdom | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		228,273.0	236,496.0	235,111.0
United Kingdom | Customers funds
Balance sheet (condensed)
Financial liabilities		227,159.0	230,478.0	231,668.0
United Kingdom | Customers
Balance sheet (condensed)
Financial liabilities		219,440.0	222,835.0	224,396.0
United Kingdom | Investment funds
Balance sheet (condensed)
Memorandum items		7,719.0	7,643.0	7,272.0
United Kingdom | Customer deposits
Balance sheet (condensed)
Financial liabilities		225,708.0	230,408.0	233,453.0
United Kingdom | Loans and advances to customers
Balance sheet (condensed)
Financial assets		242,624.0	246,453.0	245,743.0
United Kingdom | Underlying results
Underlying income statement (condensed)
Net interest income		5,008.0	4,950.0	5,152.0
Net fee income		369.0	283.0	338.0
Gains (losses) on financial transactions		(100.0)	(18.0)	29.0
Other operating income		3.0	1.0	6.0
Total income		5,280.0	5,216.0	5,525.0
Administrative expenses, depreciation and amortisation		(2,771.0)	(2,918.0)	(2,745.0)
Net operating income		2,509.0	2,299.0	2,779.0
Net loan-loss provisions		(177.0)	(64.0)	(247.0)
Other gains (losses) and provisions		(539.0)	(441.0)	(425.0)
Operating profit/(loss) before tax		1,794.0	1,794.0	2,107.0
Tax on profit		(486.0)	(488.0)	(563.0)
Profit/(loss) from continuing operations		1,307.0	1,306.0	1,545.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		1,307.0	1,306.0	1,545.0
Non-controlling interests		0.0	0.0	0.0
Attributable profit to the parent		1,307.0	1,306.0	1,545.0
Portugal | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		41,980.0	39,143.0	37,658.0
Portugal | Customers funds
Balance sheet (condensed)
Financial liabilities		46,201.0	43,186.0	40,618.0
Portugal | Customers
Balance sheet (condensed)
Financial liabilities		40,576.0	38,304.0	36,366.0
Portugal | Investment funds
Balance sheet (condensed)
Memorandum items		5,625.0	4,882.0	4,252.0
Portugal | Customer deposits
Balance sheet (condensed)
Financial liabilities		40,576.0	38,304.0	36,366.0
Portugal | Loans and advances to customers
Balance sheet (condensed)
Financial assets		41,260.0	38,410.0	36,864.0
Portugal | Underlying results
Underlying income statement (condensed)
Net interest income		1,346.0	1,548.0	1,465.0
Net fee income		506.0	467.0	464.0
Gains (losses) on financial transactions		70.0	45.0	33.0
Other operating income		37.0	40.0	20.0
Total income		1,959.0	2,100.0	1,982.0
Administrative expenses, depreciation and amortisation		(548.0)	(548.0)	(542.0)
Net operating income		1,411.0	1,553.0	1,440.0
Net loan-loss provisions		8.0	(11.0)	(77.0)
Other gains (losses) and provisions		(2.0)	(61.0)	(49.0)
Operating profit/(loss) before tax		1,417.0	1,481.0	1,314.0
Tax on profit		(405.0)	(478.0)	(416.0)
Profit/(loss) from continuing operations		1,011.0	1,003.0	898.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		1,011.0	1,003.0	898.0
Non-controlling interests		(2.0)	(2.0)	(2.0)
Attributable profit to the parent		1,010.0	1,001.0	896.0
Poland | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		40,913.0	38,729.0	34,729.0
Poland | Customers funds
Balance sheet (condensed)
Financial liabilities		62,518.0	56,581.0	49,371.0
Poland | Customers
Balance sheet (condensed)
Financial liabilities		54,017.0	50,086.0	44,462.0
Poland | Investment funds
Balance sheet (condensed)
Memorandum items		8,501.0	6,495.0	4,909.0
Poland | Customer deposits
Balance sheet (condensed)
Financial liabilities		54,627.0	50,331.0	44,500.0
Poland | Loans and advances to customers
Balance sheet (condensed)
Financial assets		40,203.0	38,042.0	33,850.0
Poland | Underlying results
Underlying income statement (condensed)
Net interest income		2,953.0	2,844.0	2,543.0
Net fee income		733.0	674.0	589.0
Gains (losses) on financial transactions		82.0	57.0	67.0
Other operating income		(44.0)	(20.0)	(17.0)
Total income		3,724.0	3,555.0	3,182.0
Administrative expenses, depreciation and amortisation		(1,036.0)	(965.0)	(862.0)
Net operating income		2,687.0	2,591.0	2,320.0
Net loan-loss provisions		(283.0)	(511.0)	(674.0)
Other gains (losses) and provisions		(473.0)	(429.0)	(253.0)
Operating profit/(loss) before tax		1,930.0	1,650.0	1,392.0
Tax on profit		(402.0)	(431.0)	(377.0)
Profit/(loss) from continuing operations		1,528.0	1,219.0	1,015.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		1,528.0	1,219.0	1,015.0
Non-controlling interests		(580.0)	(419.0)	(342.0)
Attributable profit to the parent		949.0	800.0	674.0
DCB Europe | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		142,477.0	139,927.0	135,202.0
DCB Europe | Customers funds
Balance sheet (condensed)
Financial liabilities		87,559.0	85,876.0	72,963.0
DCB Europe | Customers
Balance sheet (condensed)
Financial liabilities		82,359.0	81,376.0	69,334.0
DCB Europe | Investment funds
Balance sheet (condensed)
Memorandum items		5,200.0	4,500.0	3,629.0
DCB Europe | Customer deposits
Balance sheet (condensed)
Financial liabilities		82,359.0	81,376.0	69,334.0
DCB Europe | Loans and advances to customers
Balance sheet (condensed)
Financial assets		139,322.0	137,038.0	132,692.0
DCB Europe | Underlying results
Underlying income statement (condensed)
Net interest income		4,685.0	4,361.0	4,193.0
Net fee income		804.0	902.0	796.0
Gains (losses) on financial transactions		(39.0)	(24.0)	117.0
Other operating income		475.0	440.0	396.0
Total income		5,925.0	5,679.0	5,502.0
Administrative expenses, depreciation and amortisation		(2,611.0)	(2,604.0)	(2,618.0)
Net operating income		3,314.0	3,075.0	2,884.0
Net loan-loss provisions		(1,363.0)	(1,209.0)	(792.0)
Other gains (losses) and provisions		(554.0)	(735.0)	(72.0)
Operating profit/(loss) before tax		1,398.0	1,131.0	2,019.0
Tax on profit		(322.0)	(255.0)	(493.0)
Profit/(loss) from continuing operations		1,076.0	876.0	1,526.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		1,076.0	876.0	1,526.0
Non-controlling interests		(304.0)	(234.0)	(327.0)
Attributable profit to the parent		772.0	642.0	1,199.0
United States | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		108,950.0	117,511.0	112,671.0
United States | Customers funds
Balance sheet (condensed)
Financial liabilities		103,178.0	108,247.0	108,061.0
United States | Customers
Balance sheet (condensed)
Financial liabilities		87,686.0	93,545.0	95,697.0
United States | Investment funds
Balance sheet (condensed)
Memorandum items		15,492.0	14,702.0	12,364.0
United States | Customer deposits
Balance sheet (condensed)
Financial liabilities		122,000.0	125,403.0	121,782.0
United States | Loans and advances to customers
Balance sheet (condensed)
Financial assets		132,659.0	134,856.0	126,843.0
United States | Underlying results
Underlying income statement (condensed)
Net interest income		5,888.0	5,693.0	5,742.0
Net fee income		1,328.0	1,152.0	766.0
Gains (losses) on financial transactions		547.0	371.0	294.0
Other operating income		166.0	364.0	407.0
Total income		7,929.0	7,580.0	7,209.0
Administrative expenses, depreciation and amortisation		(3,812.0)	(3,830.0)	(3,679.0)
Net operating income		4,116.0	3,750.0	3,531.0
Net loan-loss provisions		(2,244.0)	(2,507.0)	(2,593.0)
Other gains (losses) and provisions		(124.0)	(190.0)	(74.0)
Operating profit/(loss) before tax		1,748.0	1,053.0	863.0
Tax on profit		(207.0)	56.0	69.0
Profit/(loss) from continuing operations		1,541.0	1,109.0	932.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		1,541.0	1,109.0	932.0
Non-controlling interests		0.0	0.0	0.0
Attributable profit to the parent		1,541.0	1,109.0	932.0
Mexico | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		49,442.0	44,715.0	48,688.0
Mexico | Customers funds
Balance sheet (condensed)
Financial liabilities		68,201.0	61,160.0	62,775.0
Mexico | Customers
Balance sheet (condensed)
Financial liabilities		45,498.0	41,528.0	45,693.0
Mexico | Investment funds
Balance sheet (condensed)
Memorandum items		22,703.0	19,632.0	17,082.0
Mexico | Customer deposits
Balance sheet (condensed)
Financial liabilities		55,595.0	49,836.0	53,703.0
Mexico | Loans and advances to customers
Balance sheet (condensed)
Financial assets		48,083.0	45,054.0	47,905.0
Mexico | Underlying results
Underlying income statement (condensed)
Net interest income		4,554.0	4,631.0	4,408.0
Net fee income		1,454.0	1,385.0	1,374.0
Gains (losses) on financial transactions		427.0	396.0	211.0
Other operating income		(130.0)	(134.0)	(94.0)
Total income		6,305.0	6,278.0	5,899.0
Administrative expenses, depreciation and amortisation		(2,620.0)	(2,665.0)	(2,588.0)
Net operating income		3,685.0	3,613.0	3,311.0
Net loan-loss provisions		(1,239.0)	(1,277.0)	(1,135.0)
Other gains (losses) and provisions		(110.0)	(62.0)	(57.0)
Operating profit/(loss) before tax		2,336.0	2,274.0	2,119.0
Tax on profit		(627.0)	(598.0)	(541.0)
Profit/(loss) from continuing operations		1,709.0	1,676.0	1,577.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		1,709.0	1,676.0	1,577.0
Non-controlling interests		(4.0)	(5.0)	(17.0)
Attributable profit to the parent		1,705.0	1,671.0	1,560.0
Brazil | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		93,030.0	93,785.0	102,583.0
Brazil | Customers funds
Balance sheet (condensed)
Financial liabilities		132,581.0	129,881.0	145,044.0
Brazil | Customers
Balance sheet (condensed)
Financial liabilities		80,449.0	81,378.0	90,297.0
Brazil | Investment funds
Balance sheet (condensed)
Memorandum items		52,132.0	48,503.0	54,747.0
Brazil | Customer deposits
Balance sheet (condensed)
Financial liabilities		92,256.0	93,994.0	110,162.0
Brazil | Loans and advances to customers
Balance sheet (condensed)
Financial assets		87,653.0	88,620.0	96,399.0
Brazil | Underlying results
Underlying income statement (condensed)
Net interest income		9,380.0	10,121.0	9,116.0
Net fee income		3,193.0	3,414.0	3,462.0
Gains (losses) on financial transactions		(64.0)	(37.0)	483.0
Other operating income		93.0	38.0	43.0
Total income		12,602.0	13,536.0	13,104.0
Administrative expenses, depreciation and amortisation		(4,109.0)	(4,352.0)	(4,529.0)
Net operating income		8,493.0	9,184.0	8,574.0
Net loan-loss provisions		(4,409.0)	(4,487.0)	(4,701.0)
Other gains (losses) and provisions		(859.0)	(867.0)	(963.0)
Operating profit/(loss) before tax		3,224.0	3,830.0	2,911.0
Tax on profit		(836.0)	(1,165.0)	(776.0)
Profit/(loss) from continuing operations		2,388.0	2,665.0	2,135.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		2,388.0	2,665.0	2,135.0
Non-controlling interests		(220.0)	(243.0)	(215.0)
Attributable profit to the parent		2,168.0	2,422.0	1,921.0
Chile | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		40,986.0	41,405.0	43,823.0
Chile | Customers funds
Balance sheet (condensed)
Financial liabilities		42,256.0	43,384.0	40,098.0
Chile | Customers
Balance sheet (condensed)
Financial liabilities		28,293.0	30,060.0	29,337.0
Chile | Investment funds
Balance sheet (condensed)
Memorandum items		13,963.0	13,324.0	10,761.0
Chile | Customer deposits
Balance sheet (condensed)
Financial liabilities		29,503.0	30,181.0	29,578.0
Chile | Loans and advances to customers
Balance sheet (condensed)
Financial assets		39,924.0	40,332.0	42,616.0
Chile | Underlying results
Underlying income statement (condensed)
Net interest income		1,917.0	1,822.0	1,383.0
Net fee income		582.0	551.0	572.0
Gains (losses) on financial transactions		230.0	238.0	320.0
Other operating income		(15.0)	(19.0)	10.0
Total income		2,714.0	2,592.0	2,285.0
Administrative expenses, depreciation and amortisation		(912.0)	(933.0)	(1,020.0)
Net operating income		1,802.0	1,659.0	1,265.0
Net loan-loss provisions		(531.0)	(497.0)	(365.0)
Other gains (losses) and provisions		(39.0)	(51.0)	51.0
Operating profit/(loss) before tax		1,232.0	1,111.0	951.0
Tax on profit		(189.0)	(211.0)	(135.0)
Profit/(loss) from continuing operations		1,043.0	899.0	816.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		1,043.0	899.0	816.0
Non-controlling interests		(314.0)	(271.0)	(234.0)
Attributable profit to the parent		729.0	629.0	582.0
Argentina | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		8,611.0	7,938.0	3,878.0
Argentina | Customers funds
Balance sheet (condensed)
Financial liabilities		15,893.0	17,047.0	10,288.0
Argentina | Customers
Balance sheet (condensed)
Financial liabilities		9,959.0	11,293.0	6,478.0
Argentina | Investment funds
Balance sheet (condensed)
Memorandum items		5,934.0	5,754.0	3,810.0
Argentina | Customer deposits
Balance sheet (condensed)
Financial liabilities		9,959.0	11,293.0	6,478.0
Argentina | Loans and advances to customers
Balance sheet (condensed)
Financial assets		8,032.0	7,684.0	3,767.0
Argentina | Underlying results
Underlying income statement (condensed)
Net interest income		1,727.0	2,919.0	1,879.0
Net fee income		788.0	602.0	396.0
Gains (losses) on financial transactions		229.0	229.0	341.0
Other operating income		(509.0)	(1,263.0)	(1,072.0)
Total income		2,235.0	2,487.0	1,544.0
Administrative expenses, depreciation and amortisation		(964.0)	(1,022.0)	(775.0)
Net operating income		1,271.0	1,465.0	769.0
Net loan-loss provisions		(574.0)	(284.0)	(150.0)
Other gains (losses) and provisions		(46.0)	(353.0)	(114.0)
Operating profit/(loss) before tax		650.0	827.0	505.0
Tax on profit		(216.0)	(161.0)	(117.0)
Profit/(loss) from continuing operations		434.0	666.0	388.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		434.0	666.0	388.0
Non-controlling interests		(1.0)	(1.0)	(2.0)
Attributable profit to the parent		433.0	665.0	386.0
Corporate Centre | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		6,349.0	5,853.0	5,640.0
Corporate Centre | Customers funds
Balance sheet (condensed)
Financial liabilities		1,387.0	1,299.0	1,508.0
Corporate Centre | Customers
Balance sheet (condensed)
Financial liabilities		1,387.0	1,299.0	1,508.0
Corporate Centre | Investment funds
Balance sheet (condensed)
Memorandum items		0.0	0.0	0.0
Corporate Centre | Customer deposits
Balance sheet (condensed)
Financial liabilities		1,387.0	1,430.0	1,508.0
Corporate Centre | Loans and advances to customers
Balance sheet (condensed)
Financial assets		6,289.0	5,778.0	5,565.0
Corporate Centre | Underlying results
Underlying income statement (condensed)
Net interest income		(490.0)	(308.0)	(41.0)
Net fee income		(27.0)	(11.0)	(13.0)
Gains (losses) on financial transactions		(82.0)	(408.0)	(302.0)
Other operating income		18.0	51.0	(83.0)
Total income		(581.0)	(676.0)	(439.0)
Administrative expenses, depreciation and amortisation		(402.0)	(379.0)	(391.0)
Net operating income		(983.0)	(1,055.0)	(829.0)
Net loan-loss provisions		(198.0)	3.0	2.0
Other gains (losses) and provisions		(94.0)	(265.0)	(134.0)
Operating profit/(loss) before tax		(1,275.0)	(1,317.0)	(961.0)
Tax on profit		190.0	162.0	(36.0)
Profit/(loss) from continuing operations		(1,085.0)	(1,155.0)	(998.0)
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		(1,085.0)	(1,155.0)	(998.0)
Non-controlling interests		0.0	1.0	0.0
Attributable profit to the parent		(1,085.0)	(1,154.0)	(998.0)
Rest of the Group | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		25,795.0	25,285.0	25,165.0
Rest of the Group | Customers funds
Balance sheet (condensed)
Financial liabilities		45,917.0	34,205.0	27,670.0
Rest of the Group | Customers
Balance sheet (condensed)
Financial liabilities		26,691.0	19,527.0	16,033.0
Rest of the Group | Investment funds
Balance sheet (condensed)
Memorandum items		19,226.0	14,678.0	11,637.0
Rest of the Group | Customer deposits
Balance sheet (condensed)
Financial liabilities		26,913.0	19,955.0	16,206.0
Rest of the Group | Loans and advances to customers
Balance sheet (condensed)
Financial assets		25,316.0	24,906.0	24,890.0
Rest of the Group | Underlying results
Underlying income statement (condensed)
Net interest income		1,081.0	831.0	780.0
Net fee income		908.0	723.0	614.0
Gains (losses) on financial transactions		295.0	324.0	352.0
Other operating income		24.0	12.0	(24.0)
Total income		2,308.0	1,890.0	1,722.0
Administrative expenses, depreciation and amortisation		(1,656.0)	(1,547.0)	(1,449.0)
Net operating income		654.0	340.0	273.0
Net loan-loss provisions		(259.0)	(230.0)	(204.0)
Other gains (losses) and provisions		(65.0)	(359.0)	8.0
Operating profit/(loss) before tax		330.0	(247.0)	79.0
Tax on profit		(30.0)	(37.0)	(75.0)
Profit/(loss) from continuing operations		302.0	(283.0)	4.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		302.0	(283.0)	4.0
Non-controlling interests		0.0	5.0	6.0
Attributable profit to the parent		€ 300.0	€ (279.0)	€ 8.0